Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Costs of revenues	$3,231	$5,272	$7,742
Sales and marketing	5,092	10,793	15,496
Product development	7,217	14,234	20,793
General and administrative	16,953	25,840	29,797

	$32,493	$56,139	$73,828

Schedule of assumptions used to value the Company's option grants
	Year Ended December 31,
	2014	2015
Stock options:
Expected term (in years)	4.0	4.1
Expected volatility	55%-56%	54%
Risk-free interest rate	1.3%-1.9%	1.1%
Expected dividend yield	—	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2014	4,711
Granted*	(1,841)
Cancelled/forfeited	92

December 31, 2014	2,962

New issued under the 2015 Plan	6,000
Granted*	(2,981)
Cancelled/forfeited	742
Expired	(995)

December 31, 2015	5,728

Granted*	(2,456)
Cancelled/forfeited	353
Expired	(279)

December 31, 2016	3,346

* In 2014, 2015 and 2016, 918,000, 1,620,000 and 1,403,000, restricted shares units, or 1,605,900, 2,834,700 and 2,456,000 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2014	1,038	$45.31	3.48	$40,411
Granted	235	$38.38
Exercised	(240)	$32.58
Cancelled/expired/forfeited	(11)	$47.94

December 31, 2014	1,022	$46.68	3.90	$809

Granted	147	$35.69
Exercised	(50)	$29.12
Cancelled/expired/forfeited	(196)	$51.65

December 31, 2015	923	$44.83	3.37	$5,208

Exercised	(674)	$47.26
Cancelled/expired/forfeited	(15)	$35.69

December 31, 2016	234	$38.41	3.63	$5,226

Vested and expected to vest as of December 31, 2015	914	$44.90	3.35	$5,103
Exercisable as of December 31, 2015	616	$48.52	2.69	$1,537
Vested and expected to vest as of December 31, 2016	229	$38.43	3.62	$5,119
Exercisable as of December 31, 2016	72	$40.76	3.03	$1,437

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2015
$24.39 - $38.27	374	$36.48	84	$34.28	4.51
$40.07 - $40.07	15	$40.07	7	$40.07	5.81
$45.13 - $45.13	56	$45.13	48	$45.13	2.55
$51.48 - $51.48	478	$51.48	477	$51.48	2.49

	923	$44.83	616	$48.52	3.37

As of December 31, 2016
$35.69 - $35.69	72	$35.69	16	$35.69	3.90
$38.27 - $38.27	124	$38.27	18	$38.27	3.90
$40.07 - $40.07	8	$40.07	8	$40.07	4.81
$45.13 - $45.13	30	$45.13	30	$45.13	1.55

	234	$38.41	72	$40.76	3.63

Weibo
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Cost of revenues	$755	$1,196	$2,616
Sales and marketing	1,583	3,209	5,357
Product development	4,392	10,210	15,076
General and administrative	7,049	11,784	13,853

	$13,779	$26,399	$36,902

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2014	4,648
Additions	1,000
Granted	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738
One-time Addition	21,684
Granted	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217
Granted	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)

January 1, 2014	18,561	$1.17	4.3	$239,975
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84

December 31, 2014	14,330	$1.28	3.2	$185,684
Exercise	(7,308)	$1.11
Cancelled/expired/forfeited	(719)	$3.22

December 31, 2015	6,303	$1.26	2.4	$114,975

Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37

December 31, 2016	2,587	$1.41	1.6	$101,403

Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473
Vested and expected to vest as of December 31, 2016	2,572	$1.40	1.6	$100,819
Exercisable as of December 31, 2016	2,433	$1.28	1.4	$95,678

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2015
$ 0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$ 0.96 - $1.80	406	$1.24	406	$1.24	2.3
$ 3.25 - $3.36	682	$3.32	519	$3.33	3.5
$ 3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

As of December 31, 2016
$ 0.36 - $0.41	1,639	$0.36	1,639	$0.36	0.7
$ 0.96 - $1.80	79	$0.97	79	$0.97	1.2
$ 3.25 - $3.36	341	$3.33	338	$3.33	2.5
$ 3.43 - $3.50	528	$3.48	377	$3.48	3.7

	2,587	$1.41	2,433	$1.28	1.6

Service-based restricted share units
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January1, 2014	418	$71.03
Awarded*	918	$39.67
Vested	(171)	$68.51
Cancelled	(46)	$64.33

December 31, 2014	1,119	$45.97
Awarded*	1,620	$39.16
Vested	(460)	$44.81
Cancelled	(312)	$44.60

December 31, 2015	1,967	$40.85
Awarded*	1,384	$49.89
Vested	(754)	$42.91
Cancelled	(192)	$40.10

December 31, 2016	2,405	$45.47

* 36,000, nil and 24,000RSUs were granted to non-employee directors in 2014, 2015 and 2016, respectively.

Service-based restricted share units | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
As at January 1, 2014	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

As at December 31, 2014	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

As at December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

As at December 31, 2016	5,458	$17.23

Performance-based RSU
Shareholders' Equity
Schedule of restricted share unit activity
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	19	47.47
Cancelled	(1)	47.47

December 31, 2016	18	47.47

Performance-based RSU | Weibo
Shareholders' Equity
Schedule of restricted share unit activity
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	111	27.00
Cancelled	(3)	27.00

December 31, 2016	108	27.00